PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 — PROPERTY AND EQUIPMENT

The components of property and equipment were as follows:

(In millions)

June 30,	2024	2023

Land	$8,163	$5,683
Buildings and improvements	93,943	68,465
Leasehold improvements	9,594	8,537
Computer equipment and software	93,780	74,961
Furniture and equipment	6,532	6,246

Total, at cost	212,012	163,892
Accumulated depreciation	(76,421)	(68,251)

Total, net	$135,591	$95,641

During fiscal years 2024, 2023, and 2022, depreciation expense was $15.2 billion, $11.0 billion, and $12.6 billion, respectively.

As of June 30, 2024, we have committed $35.4 billion for the construction of new buildings, building improvements, and leasehold improvements, primarily related to datacenters.